Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) Contracts
Schedule of Available-for-sale Securities [Line Items]
Equity Securities Available For Sale With Gross Unrealized Loss Of Equal To Or Greater Than Stated Percentage	20.00%
Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	$ 3,400
Gross Unrealized Temporary Loss	5,400
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	91
Gross Unrealized Temporary Loss	158
20% or more | Six months or greater | Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 364
Number of Securities | Contracts	69
20% or more | Six months or greater | Fixed Maturity Securities | Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 242
Number of Securities | Contracts	36
Percentage of gross unrealized loss	66.00%
20% or more | Six months or greater | Fixed Maturity Securities | Below Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 122
Number of Securities | Contracts	33
Percentage of gross unrealized loss	34.00%
20% or more | Twelve months or greater | Equity securities
Schedule of Available-for-sale Securities [Line Items]
Number of Securities | Contracts	12
Gross Unrealized Temporary Loss	$ 36
20% or more | Twelve months or greater | Non-redeemable preferred stock | Aaa/Aa/A | Financial Services Industry
Schedule of Available-for-sale Securities [Line Items]
Percentage of gross unrealized loss	64.00%